Commitments and Contingencies (Contractual Obligations) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	$ 2,111
Contractual Obligation, Due in Second Year	1,207
Contractual Obligation, Due in Third Year	610
Contractual Obligation, Due in Fourth Year	480
Contractual Obligation, Due in Fifth Year	425
Contractual Obligation, Due after Fifth Year	4,015
Contractual Obligation	8,848
Nova Scotia Power Inc. [Member] | Maritime Link Project [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Second Year	111
Purchased Power [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	204	[1]
Contractual Obligation, Due in Second Year	203	[1]
Contractual Obligation, Due in Third Year	209	[1]
Contractual Obligation, Due in Fourth Year	208	[1]
Contractual Obligation, Due in Fifth Year	209	[1]
Contractual Obligation, Due after Fifth Year	2,194	[1]
Contractual Obligation	3,227	[1]
Fuel And Gas Supply [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	642
Contractual Obligation, Due in Second Year	237
Contractual Obligation, Due in Third Year	49
Contractual Obligation, Due in Fourth Year	7
Contractual Obligation, Due in Fifth Year	3
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	938
Demand Side Management [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	44
Contractual Obligation, Due in Second Year	1
Contractual Obligation, Due in Third Year	0
Contractual Obligation, Due in Fourth Year	0
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	45
Transportation [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	569	[2],[3]
Contractual Obligation, Due in Second Year	347	[2],[3]
Contractual Obligation, Due in Third Year	255	[2],[3]
Contractual Obligation, Due in Fourth Year	215	[2],[3]
Contractual Obligation, Due in Fifth Year	170	[2],[3]
Contractual Obligation, Due after Fifth Year	1,492	[2],[3]
Contractual Obligation	3,048	[2],[3]
Transportation [Member] | NEGG [Member] | Independent Transmission and Distribution System [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	5
Contractual Obligation, Due in Second Year	5
Contractual Obligation, Due in Third Year	5
Contractual Obligation, Due in Fourth Year	4
Contractual Obligation, Due in Fifth Year	4
Contractual Obligation, Due after Fifth Year	59
Contractual Obligation	82
Long-term service agreements [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	110	[4],[5]
Contractual Obligation, Due in Second Year	67	[4],[5]
Contractual Obligation, Due in Third Year	42	[4],[5]
Contractual Obligation, Due in Fourth Year	30	[4],[5]
Contractual Obligation, Due in Fifth Year	33	[4],[5]
Contractual Obligation, Due after Fifth Year	246	[4],[5]
Contractual Obligation	528	[4],[5]
Long-term service agreements [Member] | NEGG [Member] | Independent Transmission and Distribution System [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	46
Contractual Obligation, Due in Second Year	9
Contractual Obligation, Due in Third Year	24
Contractual Obligation, Due in Fourth Year	16
Contractual Obligation, Due in Fifth Year	16
Contractual Obligation, Due after Fifth Year	137
Contractual Obligation	248
Capital projects [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	524	[6]
Contractual Obligation, Due in Second Year	147	[6]
Contractual Obligation, Due in Third Year	45	[6]
Contractual Obligation, Due in Fourth Year	11	[6]
Contractual Obligation, Due in Fifth Year	3	[6]
Contractual Obligation, Due after Fifth Year	8	[6]
Contractual Obligation	738	[6]
Capital projects [Member] | Tampa Electric Division [Member] | Independent Transmission and Distribution System [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	439
Equity investment commitments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	0	[7]
Contractual Obligation, Due in Second Year	190	[7]
Contractual Obligation, Due in Third Year	0	[7]
Contractual Obligation, Due in Fourth Year	0	[7]
Contractual Obligation, Due in Fifth Year	0	[7]
Contractual Obligation, Due after Fifth Year	0	[7]
Contractual Obligation	190	[7]
Leases and other [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	18	[8]
Contractual Obligation, Due in Second Year	15	[8]
Contractual Obligation, Due in Third Year	10	[8]
Contractual Obligation, Due in Fourth Year	9	[8]
Contractual Obligation, Due in Fifth Year	7	[8]
Contractual Obligation, Due after Fifth Year	75	[8]
Contractual Obligation	$ 134	[8]

[1]	Annual requirement to purchase electricity production from independent power producers or other utilities over varying contract lengths.
[2]
Includes $82 million related to NEGG transportation capacity ($5 million in 2019; $5 million in 2020; $5 million in 2021; $4 million in 2022; $4 million in 2023 and $59 million thereafter). On completion of the sale of the NEGG facilities, the remaining future contractual obligations will be transferred to the buyer. Refer to note ##NHFS for additional information.

[3]	Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.
[4]
Includes $248 million related to various long-term service agreements NEGG has entered into for maintenance of certain generating equipment ($46 million in 2019; $9 million in 2020; $24 million in 2021; $16 million in 2022; $16 million in 2023 and $137 million thereafter). On completion of the sale of the NEGG facilities, the remaining future contractual obligations will be transferred to the buyer. Refer to note ##NHFS for additional information.

[5]
Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.

[6]	Includes $439 million of commitments related to Tampa Electric's solar and Big Bend Power Station modernization projects.
[7]	Emera has a commitment to make equity contributions to the Labrador Island Link Limited Partnership.
[8]	Operating lease agreements for office space, land, plant fixtures and equipment, telecommunications services, rail cars and vehicles.